Fair Value of Financial Instruments (Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis, Fair Value Level 3) (Details)	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equities [Member] Level 3 [Member] USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Equities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Private Equity [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Private Equity [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Private Equity [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Japanese Agency and Municipal Securities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] Level 3 [Member] USD ($)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Level 3 [Member] USD ($)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2010 Trading Liabilities [Member] Equities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Bank and Corporate Debt Securities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 3 [Member] USD ($)		Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2010 Trading Liabilities [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Level 3 [Member] USD ($)		Mar. 31, 2010 Trading Liabilities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Level 3 [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] JPY (¥)
Total cash instruments							$ 1,460,000,000	[1],[2]	¥ 121,000,000,000	[1],[2]	¥ 164,000,000,000	[1],[2]	¥ 289,000,000,000	$ 3,500,000,000	¥ 325,000,000,000	¥ 0	$ 280,000,000	¥ 23,000,000,000	¥ 22,000,000,000	$ 610,000,000	¥ 51,000,000,000	¥ 131,000,000,000	¥ 28,000,000,000	$ 340,000,000	¥ 27,000,000,000	¥ 3,000,000,000	$ 40,000,000	¥ 4,000,000,000	$ 1,550,000,000	¥ 128,000,000,000	¥ 117,000,000,000	$ 410,000,000	¥ 34,000,000,000	¥ 43,000,000,000	$ 120,000,000	¥ 10,000,000,000	¥ 10,000,000,000																			¥ 687,000,000,000	[2]	$ 8,310,000,000	[2]	¥ 843,000,000,000
Total derivatives	204,420,000,000		16,919,000,000,000		16,386,000,000,000																																	98,000,000,000	[3]	1,180,000,000	[3]	61,000,000,000	[3]	203,000,000,000	2,450,000,000	172,000,000,000	203,000,000,000	2,450,000,000	302,000,000,000	590,000,000	49,000,000,000	14,000,000,000	4,000,000,000	50,000,000	2,000,000,000	557,000,000,000	[3]	6,720,000,000	[3]	551,000,000,000	[3]
Sub Total																																																								1,244,000,000,000		15,030,000,000		1,394,000,000,000
Loans and receivables																																																								11,000,000,000	[4]	140,000,000	[4]	10,000,000,000	[4]
Collateralized agreements	183,136,000,000		15,156,318,000,000		12,467,213,000,000
Other assets																																																								25,000,000,000		300,000,000		38,000,000,000
Total																																																								1,280,000,000,000																																15,470,000,000	1,442,000,000,000
Fair Value Disclosure Cash And Cash Equivalents																																																														0	0																							0
Total derivatives	203,720,000,000	[5]	16,860,000,000,000	[5]	16,132,000,000,000	[5]																																																										850,000,000	[3]	70,000,000,000	[3]	29,000,000,000	[3]	192,000,000,000	2,320,000,000	163,000,000,000	258,000,000,000	3,120,000,000	360,000,000,000	570,000,000	47,000,000,000	16,000,000,000	70,000,000	6,000,000,000	2,000,000,000	573,000,000,000	[3]	6,930,000,000	[3]	570,000,000,000	[3]
Sub Total																																																																																		573,000,000,000		6,930,000,000		570,000,000,000
Short-term borrowings																																																																																		1,000,000,000	[6]	10,000,000	[6]	9,000,000,000	[6]
Payables and deposits																																																																																		1,000,000,000	[7]	10,000,000	[7]	0	[7]
Collateralized financing	165,375,000,000		13,686,438,000,000		11,216,481,000,000
Long-term borrowings	98,830,000,000		8,179,000,000,000		6,984,000,000,000																																																																													144,000,000,000	[6],[8],[9]	1,740,000,000	[6],[8],[9]	(127,000,000,000)	[6],[8],[9]
Total																																																																																		¥ 719,000,000,000						$ 8,690,000,000	¥ 452,000,000,000

[1]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[2]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
[4]	Includes loans elected for the fair value option.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[6]	Includes structured notes elected for the fair value option.
[7]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[8]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[9]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.